Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The information below presents the relationship between the compensation of the Trust’s named executive officer and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of the Trust’s compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation on Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)		Average Compensation Actually Paid to Non-PEO NEOs ($)(2)		Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(4)	Net Income (in thousands) ($)	Operating FFO Per Share ($)(5)
2022	5,676,822	(2,342,951)	1,393,147	(6)	638,332	(6)	75.16	86.95	85,657	1.04
2021	6,261,712	13,497,055	1,528,299	(6)	1,992,899	(6)	95.23	99.95	70,264	0.95
2020	8,048,881	3,616,588	1,283,155	(6)	1,016,975	(6)	59.71	71.36	(10,474)	0.78

(1)	Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Harper during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,676,822	(3,431,934)	(4,587,839)	(2,342,951)
2021	6,261,712	(3,531,108)	10,766,451	13,497,055
2020	8,048,881	(6,544,214)	2,111,921	3,616,588

(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2022	2,596,374	(7,154,132)	-	(72,142)	-	42,061	(4,587,839)
2021	4,557,427	5,743,301	-	445,354	-	20,369	10,766,451
2020	8,377,338	(5,824,746)	-	(528,864)	-	88,193	2,111,921

(i)	The fair values of time-based equity awards are based on the closing price of the Trust’s common shares as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following ranges of assumptions: (A) for valuations on December 31, 2019, a risk free interest rate of 1.59% and share price volatility of 20.1%, (B) for valuations on December 31, 2020, a risk free interest rate of 0.13% to 0.27% and share price volatility of 49.9% to 66.3%, (C) for valuations on December 31, 2021, a risk free interest rate of 0.39% to 0.97% and share price volatility of 31.4% to 68.4% and (D) for valuations on December 31, 2022, a risk free interest rate of 4.41% to 4.73% and share price volatility of 33.0% to 34.4%.

(2)	Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to the Trust’s named executive officers other than Mr. Harper as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Harper) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,393,147	(566,799)	(188,016)	638,332
2021	1,528,299	(557,881)	1,022,481	1,992,899
2020	1,283,155	(685,880)	419,700	1,016,975

(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2022	428,802	(612,475)	-	(11,294)	-	6,951	(188,016)
2021	719,900	259,887	-	39,784	-	2,910	1,022,481
2020	807,930	(355,530)	-	(41,613)	-	8,913	419,700

(i)	The fair values of time-based equity awards are based on the closing price of RPT’s common shares as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following ranges of assumptions: (A) for valuations on December 31, 2019, a risk free interest rate of 1.58% to 1.59% and share price volatility of 20.1% to 22.6%, (B) for valuations on December 31, 2020, a risk free interest rate of 0.1% to 0.3% and share price volatility of 49.9% to 91.5%, (C) for valuations on December 31, 2021, a risk free interest rate of 0.4% to 1.0% and share price volatility of 31.4% to 68.4% and (D) for valuations on December 31, 2022, a risk free interest rate of 4.4% to 4.7% and share price volatility of 33.0% to 34.4%.

(3)	TSR is calculated assuming a $100 investment in the Trust and the peer group on December 31, 2019, and assuming the reinvestment of any dividends during the applicable measurement period, calculated through the end of the year shown based on share prices or index values, as applicable.

(4)	Represents the TSR for the 2022 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Acadia Realty Trust, Agree Realty Corporation, Kite Realty Group, Retail Opportunity Investments Corp., Saul Centers, Inc., Seritage Growth Properties, Urban Edge Properties and Urstadt Biddle Properties, Inc., but excludes Cedar Realty Trust, Inc., which became a wholly owned subsidiary of Wheeler Real Estate Investment Trust in August 2022 and ceased to be a publicly traded company.

(5)	Represents diluted Operating FFO per share as publicly reported by the Trust for the periods presented.

(6)	Non-PEO named executive officers for 2020, 2021 and 2022 includes Messrs. Fitzmaurice, Collier and Merk and Ms. Ohlberg.

Company Selected Measure Name	Operating FFO Per Share
Named Executive Officers, Footnote [Text Block]
(6)	Non-PEO named executive officers for 2020, 2021 and 2022 includes Messrs. Fitzmaurice, Collier and Merk and Ms. Ohlberg.

Peer Group Issuers, Footnote [Text Block]
(4)	Represents the TSR for the 2022 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Acadia Realty Trust, Agree Realty Corporation, Kite Realty Group, Retail Opportunity Investments Corp., Saul Centers, Inc., Seritage Growth Properties, Urban Edge Properties and Urstadt Biddle Properties, Inc., but excludes Cedar Realty Trust, Inc., which became a wholly owned subsidiary of Wheeler Real Estate Investment Trust in August 2022 and ceased to be a publicly traded company.

PEO Total Compensation Amount	$ 5,676,822	$ 6,261,712	$ 8,048,881
PEO Actually Paid Compensation Amount	$ (2,342,951)	13,497,055	3,616,588
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Harper during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,676,822	(3,431,934)	(4,587,839)	(2,342,951)
2021	6,261,712	(3,531,108)	10,766,451	13,497,055
2020	8,048,881	(6,544,214)	2,111,921	3,616,588

(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2022	2,596,374	(7,154,132)	-	(72,142)	-	42,061	(4,587,839)
2021	4,557,427	5,743,301	-	445,354	-	20,369	10,766,451
2020	8,377,338	(5,824,746)	-	(528,864)	-	88,193	2,111,921

(i)	The fair values of time-based equity awards are based on the closing price of the Trust’s common shares as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following ranges of assumptions: (A) for valuations on December 31, 2019, a risk free interest rate of 1.59% and share price volatility of 20.1%, (B) for valuations on December 31, 2020, a risk free interest rate of 0.13% to 0.27% and share price volatility of 49.9% to 66.3%, (C) for valuations on December 31, 2021, a risk free interest rate of 0.39% to 0.97% and share price volatility of 31.4% to 68.4% and (D) for valuations on December 31, 2022, a risk free interest rate of 4.41% to 4.73% and share price volatility of 33.0% to 34.4%.

Non-PEO NEO Average Total Compensation Amount	$ 1,393,147	1,528,299	1,283,155
Non-PEO NEO Average Compensation Actually Paid Amount	$ 638,332	1,992,899	1,016,975
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to the Trust’s named executive officers other than Mr. Harper as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Harper) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,393,147	(566,799)	(188,016)	638,332
2021	1,528,299	(557,881)	1,022,481	1,992,899
2020	1,283,155	(685,880)	419,700	1,016,975

(a)	Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)	The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2022	428,802	(612,475)	-	(11,294)	-	6,951	(188,016)
2021	719,900	259,887	-	39,784	-	2,910	1,022,481
2020	807,930	(355,530)	-	(41,613)	-	8,913	419,700

(i)	The fair values of time-based equity awards are based on the closing price of RPT’s common shares as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following ranges of assumptions: (A) for valuations on December 31, 2019, a risk free interest rate of 1.58% to 1.59% and share price volatility of 20.1% to 22.6%, (B) for valuations on December 31, 2020, a risk free interest rate of 0.1% to 0.3% and share price volatility of 49.9% to 91.5%, (C) for valuations on December 31, 2021, a risk free interest rate of 0.4% to 1.0% and share price volatility of 31.4% to 68.4% and (D) for valuations on December 31, 2022, a risk free interest rate of 4.4% to 4.7% and share price volatility of 33.0% to 34.4%.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs illustrate the relationship across the Trust’s last three completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to the Trust’s PEO and the “Average Compensation Actually Paid” to the Trust’s non-PEO named executive officers and TSR, Peer Group TSR, Net Income and Operating FFO per share.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs illustrate the relationship across the Trust’s last three completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to the Trust’s PEO and the “Average Compensation Actually Paid” to the Trust’s non-PEO named executive officers and TSR, Peer Group TSR, Net Income and Operating FFO per share.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs illustrate the relationship across the Trust’s last three completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to the Trust’s PEO and the “Average Compensation Actually Paid” to the Trust’s non-PEO named executive officers and TSR, Peer Group TSR, Net Income and Operating FFO per share.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs illustrate the relationship across the Trust’s last three completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to the Trust’s PEO and the “Average Compensation Actually Paid” to the Trust’s non-PEO named executive officers and TSR, Peer Group TSR, Net Income and Operating FFO per share.

Tabular List [Table Text Block]

Tabular List of Performance Measures

The following table lists the performance measures that the Trust considers to be the most important performance measures used by the Trust to link compensation actually paid to its named executive officers for the most recently completed fiscal year to performance of the Trust.

Performance Measure
Operating FFO Per Share
Relative TSR
Ratio of Net Debt to EBITDA
Same Property NOI
Achievement of ESG Goals at Corporate and Asset Level
Advancement of Strategic Goals

Total Shareholder Return Amount	$ 75.16	95.23	59.71
Peer Group Total Shareholder Return Amount	86.95	99.95	71.36
Net Income (Loss)	$ 85,657,000	$ 70,264,000	$ (10,474,000)
Company Selected Measure Amount | $ / shares	1.04	0.95	0.78
PEO Name	Mr. Harper
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating FFO Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Ratio of Net Debt to EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Property NOI
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Achievement of ESG Goals at Corporate and Asset Level
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Advancement of Strategic Goals
PEO [Member]
Pay vs Performance Disclosure [Table]
Risk Free Interest Rate				1.59%
Risk Free Interest Rate, Minimum	4.41%	0.39%	0.13%
Risk Free Interest Rate, Maximum	4.73%	0.97%	0.27%
Expected Volatility Rate				20.10%
Expected Volatility Rate, Minimum	33.00%	31.40%	49.90%
Expected Volatility Rate, Maximum	34.40%	68.40%	66.30%
PEO [Member] | Adjustment for Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,431,934)	$ (3,531,108)	$ (6,544,214)
PEO [Member] | Adjustment for Fair Value of Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,587,839)	10,766,451	2,111,921
PEO [Member] | Adjustment for Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,596,374	4,557,427	8,377,338
PEO [Member] | Adjustment for Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,154,132)	5,743,301	(5,824,746)
PEO [Member] | Adjustment for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,142)	445,354	(528,864)
PEO [Member] | Adjustment for Fair Value of Awards Granted in Prior Year as to Which Vesting Conditions Failed to be Met During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Value of Dividends or Other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 42,061	$ 20,369	$ 88,193
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Risk Free Interest Rate, Minimum	4.40%	0.40%	0.10%	1.58%
Risk Free Interest Rate, Maximum	4.70%	1.00%	0.30%	1.59%
Expected Volatility Rate, Minimum	33.00%	31.40%	49.90%	20.10%
Expected Volatility Rate, Maximum	34.40%	68.40%	91.50%	22.60%
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (566,799)	$ (557,881)	$ (685,880)
Non-PEO NEO [Member] | Adjustment for Fair Value of Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(188,016)	1,022,481	419,700
Non-PEO NEO [Member] | Adjustment for Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	428,802	719,900	807,930
Non-PEO NEO [Member] | Adjustment for Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(612,475)	259,887	(355,530)
Non-PEO NEO [Member] | Adjustment for Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,294)	39,784	(41,613)
Non-PEO NEO [Member] | Adjustment for Fair Value of Awards Granted in Prior Year as to Which Vesting Conditions Failed to be Met During Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Value of Dividends or Other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,951	$ 2,910	$ 8,913